Significant Accounting Policies - Summary of Reclassification of Other Assets to Intangible Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reclassification of financial assets [line items]
Intangible assets	$ 13,974,430	$ 14,678,640	$ 8,639,242
Other assets	$ 11,316,562	5,895,100
As previously reported [member]
Disclosure of reclassification of financial assets [line items]
Intangible assets		9,088,563
Other assets		11,485,177
Reclassification [member]
Disclosure of reclassification of financial assets [line items]
Intangible assets		5,590,077
Other assets		$ (5,590,077)